Income from operations - Depreciation and amortization (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income from operations [Line Items]
Depreciation and amortisation expense	[1]	€ 1,323	€ 1,462	€ 1,343
Property, plant and equipment [member]
Income from operations [Line Items]
Depreciation expense	[2]	630	691	611
Computer software [member]
Income from operations [Line Items]
Amortisation expense	[2]	88	76	66
Other intangible assets [member]
Income from operations [Line Items]
Amortisation expense	[2]	322	377	344
Capitalised development expenditure [member]
Income from operations [Line Items]
Amortisation expense	[2]	€ 284	€ 319	€ 323

[1]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
[2]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill